Summary of Intangible Assets by Major Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Gross carrying amount	$ 8,331	$ 11,919
Accumulated amortization	8,109	10,458
Net	222	1,461
Completed technology
Intangible Assets [Line Items]
Gross carrying amount		2,536
Accumulated amortization		2,536
Capitalized software development cost
Intangible Assets [Line Items]
Gross carrying amount	2,503	3,130
Accumulated amortization	2,300	2,471
Net	203	659
Customer Relationships
Intangible Assets [Line Items]
Gross carrying amount	5,757	6,112
Accumulated amortization	5,757	5,433
Net		679
Other Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	71	141
Accumulated amortization	52	18
Net	$ 19	$ 123